6. Related Party Transactions	3 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]	6. Related Party Transactions During the period ended June 30, 2013, the Company incurred payroll expense of $68,254 (December 31, 2012 - $16,000) to management and officers of the Company.